ACQUISITIONS AND FORECLOSURES (Skyview at Palm Center - Harris County, Texas) (Details) (Skyview at Palm Center - Harris County, Texas [Member], USD $)	0 Months Ended
Dec. 19, 2012
Skyview at Palm Center - Harris County, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 14,400,000
Payment of acquisition fees	290,000
Acquisition fee, percentage	2.00%
Rental property:
Land	2,535,000
Buildings	11,283,000
Rental property	13,818,000
Acquired intangibles − in-place leases	608,000
Prepaid real estate insurance	49,000
Accrued expenses	(14,000)
Security deposits	(40,000)
Prepaid rents	(14,000)
Fair value assigned	$ 14,407,000